SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 28. SUBSEQUENT EVENTS

On October 21, 2021, the Company invested RMB1 million, being a 10% equity interest holder, into a technology company focusing on gas station operation and oilfield service business.

On November 10, 2021, the Company terminated the investment agreement with Starry.

On November 10, 2021, the Company sign a service agreement with Starry Blockchain Energy Pte. Ltd. As the service consideration, the Company will issue 500,000 ordinary shares which will vest in equal monthly amounts through the end of December 31, 2021.

These consolidated financial statements were approved by management and available for issuance on November 15, 2021, and the Company has evaluated subsequent events through this date. No subsequent events required adjustments to or disclosure in these consolidated financial statements.